Income Tax Expense - Schedule of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit before income tax	₩ 90,939	₩ 106,347	₩ 168,699
Income tax using the statutory tax rate of each country	18,480	19,749	31,300
Adjustments
Expenses not deductible for tax purpose	333	481	9
Non taxable income	(676)	(350)	(131)
Withholding tax	5,807	6,322	8,615
Utilization of previously unrecognized loss carried forward	(88)	(298)	(714)
Tax credit	(1,821)	(1,413)	(1,174)
Corporate tax on unappropriated earnings	0	95	(134)
Changes in deferred tax liabilities related to investment in subsidiaries	600	(1,058)	(422)
Others	994	(2,083)	(632)
Total adjustments	5,149	1,696	5,417
Income tax expense	₩ 23,629	₩ 21,445	₩ 36,717
Effective tax rate	26.00%	20.00%	22.00%